Investments - Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments
Income from short term investments	¥ 3,229	¥ 7,209	¥ 4,264